Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–92.86%
Aerospace & Defense–3.84%
Textron, Inc.	369,854	$28,763,546
Air Freight & Logistics–3.42%
FedEx Corp.	114,767	25,649,277
Asset Management & Custody Banks–4.70%
State Street Corp.	314,744	35,172,642
Brewers–3.14%
Anheuser-Busch InBev S.A./N.V. (Belgium)	409,462	23,541,056
Cable & Satellite–2.58%
Charter Communications, Inc., Class A(b)	71,588	19,282,944
Communications Equipment–3.54%
Cisco Systems, Inc.	389,669	26,528,666
Diversified Banks–6.99%
Bank of America Corp.	745,239	35,227,447
Wells Fargo & Co.	212,676	17,148,066
		52,375,513
Footwear–3.08%
NIKE, Inc., Class B	308,484	23,040,670
Health Care Equipment–3.52%
Becton, Dickinson and Co.	147,816	26,348,202
Health Care Services–5.04%
CVS Health Corp.	607,875	37,749,037
Household Products–5.69%
Kimberly-Clark Corp.	132,388	16,498,192
Reckitt Benckiser Group PLC (United Kingdom)	348,321	26,105,182
		42,603,374
Integrated Oil & Gas–5.68%
Chevron Corp.	153,542	23,283,109
Suncor Energy, Inc. (Canada)	488,646	19,281,971
		42,565,080
Interactive Media & Services–3.47%
Alphabet, Inc., Class A	69,915	13,416,688
Meta Platforms, Inc., Class A	16,274	12,586,963
		26,003,651
IT Consulting & Other Services–3.15%
Cognizant Technology Solutions Corp., Class A	328,485	23,572,084
Managed Health Care–2.93%
Elevance Health, Inc.	77,434	21,920,017
Movies & Entertainment–2.78%
Walt Disney Co. (The)	174,883	20,830,314
Shares		Value
Multi-Utilities–2.20%
Dominion Energy, Inc.(c)	281,664	$16,463,261
Oil & Gas Exploration & Production–2.28%
ConocoPhillips	179,375	17,101,612
Pharmaceuticals–6.39%
Johnson & Johnson	194,316	32,011,618
Merck & Co., Inc.	202,849	15,846,564
		47,858,182
Regional Banks–7.10%
Citizens Financial Group, Inc.	472,116	22,529,376
Huntington Bancshares, Inc.	1,864,254	30,629,693
		53,159,069
Research & Consulting Services–3.00%
TransUnion	236,370	22,500,060
Semiconductors–5.37%
Intel Corp.	751,622	14,882,116
NXP Semiconductors N.V. (Netherlands)	118,516	25,335,165
		40,217,281
Systems Software–2.97%
Microsoft Corp.	41,745	22,270,957
Total Common Stocks & Other Equity Interests (Cost $649,887,387)		695,516,495
Money Market Funds–6.98%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	18,291,903	18,291,903
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	33,987,838	33,987,838
Total Money Market Funds (Cost $52,279,741)		52,279,741
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $702,167,128)		747,796,236
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.49%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,106,457	3,106,457
Invesco Private Prime Fund, 4.46%(d)(e)(f)	8,088,338	8,089,956
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,196,413)		11,196,413
TOTAL INVESTMENTS IN SECURITIES–101.33% (Cost $713,363,541)		758,992,649
OTHER ASSETS LESS LIABILITIES—(1.33)%		(9,998,275)
NET ASSETS–100.00%		$748,994,374
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,579,500	$22,247,658	$(12,535,255)	$-	$-	$18,291,903	$54,419
Invesco Treasury Portfolio, Institutional Class	15,950,519	41,317,078	(23,279,759)	-	-	33,987,838	101,454
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,824,996	32,066,351	(36,784,890)	-	-	3,106,457	21,149*
Invesco Private Prime Fund	20,104,144	41,530,348	(53,544,536)	124	(124)	8,089,956	52,491*
Total	$52,459,159	$137,161,435	$(126,144,440)	$124	$(124)	$63,476,154	$229,513

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$645,870,257	$49,646,238	$—	$695,516,495
Money Market Funds	52,279,741	11,196,413	—	63,476,154
Total Investments	$698,149,998	$60,842,651	$—	$758,992,649
Invesco Comstock Select Fund